Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Airport operating services to airlines:
Landing	$ 930,401	$ 536,336	$ 862,759
Charges for not canceling extended stay reservations	9,542	6,469	9,065
Parking on embarking/disembarking platform	105,345	58,126	87,740
Parking on extended stay or overnight platform	120,056	82,517	86,693
Passenger walkways and shuttle buses	27,266	19,711	38,745
Airport security charges	303,145	193,144	263,436
Airport real estate services to airlines:
Leasing of hangars to airlines	29,455	22,793	28,230
Leasing of shops, warehouses and stockrooms to airlines (operating)	5,657	4,107	5,962
Leasing of space and other terminal facilities to airlines within the terminal (operating)	49,830	42,129	63,545
Leasing of land and other surfaces to airlines outside the terminal (operating)	17,174	5,246	12,254
Leasing of check-in desks and other terminal space	4,940	3,829	1,794
Leasing of desks and other terminal space for ticket sale	2,605	3,261	7,817
Airport passenger services:
Domestic passenger charges	4,790,143	2,929,963	4,151,565
International passenger charges	5,186,458	2,999,583	4,437,701
Airport real estate services and rights of access to other operators	65,410	47,724	44,768
Complementary services:
Catering services	12,772	12,947	26,110
Other third-party ramp services rendered to airlines	104,481	83,717	99,694
Traffic and/or dispatch	31,110	29,941	51,769
Fuel supply or removal	178,170	135,598	257,774
Third-party airplane maintenance and repair	9,994	8,601	10,299
Total aeronautical services (regulated revenues included in the maximum rate)	11,983,954	7,225,742	10,547,720
Regulated revenues not included in the maximum rate:
Car parking charges	388,106	234,553	368,750
Recovery of cost over aeronautical services	116,769	102,005	175,028
Recovery of cost over non-aeronautical services	69,763	71,581	60,947
Total regulated revenues not included in the maximum rate	574,638	408,139	604,725
Total regulated revenues	12,558,592	7,633,881	11,152,445
Commercial concessions:
Retail operations	232,498	171,720	265,249
Food and beverages	333,157	197,441	316,310
Duty free	435,799	255,468	501,252
VIP lounges	40,355	27,218	53,610
Financial services	46,011	37,304	49,302
Communications and networks	12,101	13,167	16,045
Car rentals	342,697	248,755	346,503
Commercial leasing	16,749	15,592	11,677
Advertising	61,384	99,242	211,856
Time sharing developers	188,658	102,428	221,928
Leasing of space to airlines and other complementary service providers (non-operating)	142,520	125,606	136,633
Lease outside the terminal	77,644	63,762	59,959
Convenience store	177,263	98,164	158,262
VIP Lounges operated directly	219,498	144,897	273,354
Royalties	8,075	3,889	7,203
Revenues from sharing of commercial activities:
Retail operations	168,797	82,060	115,630
Food and beverages	184,097	107,317	166,198
Duty free	101,267	57,006	26,085
Financial services	22,571	13,184	22,267
Car rentals	58,892	34,528	32,080
Access fee for ground transportation	91,504	56,697	92,833
Non-airport access fees	35,654	29,644	36,270
Other leases	11,924	9,062	23,285
Services rendered to ASA	1,603	701	132
Various commercial-related revenues	77,085	45,062	22,852
Total unregulated revenues	3,087,803	2,039,914	3,166,775
Total of Non-aeronautical services	3,662,441	2,448,053	3,771,500
Total aeronautical and non-aeronautical services	$ 15,646,395	$ 9,673,795	$ 14,319,220